MIDWEST
                                     GROUP







February 4, 1997


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Midwest Trust
     File Nos. 2-52242 and 811-2538
     ------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Midwest Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 65) has been filed electronically.

Very truly yours,

/s/ Elizabeth A. Santen

Elizabeth A. Santen
Paralegal




                     Midwest Group Financial Services, Inc.
                    a subsidiary of Leshner Financial, Inc.

       312 Walnut Street Cincinnati, Ohio 45202 513.629.2000 800.543.8721